General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 15 - General and Administrative Expenses

	For the year ended December 31
	2017	2016	2015
	USD thousands
Employee and officer compensation	1,984	1,131	515
Share-based payments (see also Note 10)	1,224	121	26
Legal fees in connection with ISA investigation and class action lawsuits (see also note 13B)	893	84	-
Other professional consulting	1,306	1,059	728
Board member remuneration and insurance	552	155	67
Rent and office maintenance	196	94	95
Travel	131	99	13
Car expenses	64	42	27
Depreciation	4	2	1
Other	38	216	37

	6,392	3,003	1,509